RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table reflects the related party agreements and transactions for the years ended December 31 in the statements of operations:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Credit agreement fees with Brookfield	$—	$—
Support agreement fees with Brookfield	—	—
Rights agreement fees to Brookfield	—	—
Administration fees with Brookfield	2.0	0.4
Investment management fees to Brookfield Asset Management	40.0	4.0
Brookfield licensing agreement fees	—	—

Outsourcing fees paid to Brookfield	1.0	0.3
Outsourcing arrangements payable	0.7	0.5